Merger - Schedule of Common Stock and Series A Preferred Stock Outstanding (Details)	12 Months Ended
Dec. 31, 2024 shares
Class A Common Stock [Member]
Common Stock and Series A Preferred Stock Outstanding [Line Items]
Subtotal - Merger, net of redemptions	3,115,874
Total common stock outstanding	18,549,982
Class A Common Stock [Member] | Exchange of Anzu Class A Common Stock subject to possible redemption that was not redeemed for Common Stock [Member]
Common Stock and Series A Preferred Stock Outstanding [Line Items]
Subtotal - Merger, net of redemptions	1,500,874
Class A Common Stock [Member] | Conversion of Anzu Class B Common Stock held by the Sponsor and Anzu’s former independent director into Common Stock [Member]
Common Stock and Series A Preferred Stock Outstanding [Line Items]
Subtotal - Merger, net of redemptions	1,615,000 [1]
Class A Common Stock [Member] | Exchange of Envoy Medical Corporation Common Stock for Common Stock [Member]
Common Stock and Series A Preferred Stock Outstanding [Line Items]
Total common stock outstanding	8,850,526
Class A Common Stock [Member] | Exchange of Envoy Medical Corporation Preferred Stock for Common Stock [Member]
Common Stock and Series A Preferred Stock Outstanding [Line Items]
Total common stock outstanding	1,272,055
Class A Common Stock [Member] | Conversion of Convertible Notes as of September 29, 2023 into Common Stock [Member]
Common Stock and Series A Preferred Stock Outstanding [Line Items]
Total common stock outstanding	4,874,707
Class A Common Stock [Member] | Net exercise of Envoy Medical Corporation warrants outstanding [Member]
Common Stock and Series A Preferred Stock Outstanding [Line Items]
Total common stock outstanding	2,702
Class A Common Stock [Member] | Issuance of share consideration to Meteora parties [Member]
Common Stock and Series A Preferred Stock Outstanding [Line Items]
Total common stock outstanding	8,512
Class A Common Stock [Member] | Shares recycled by Meteora parties [Member]
Common Stock and Series A Preferred Stock Outstanding [Line Items]
Total common stock outstanding	425,606
Series A Preferred Stock [Member]
Common Stock and Series A Preferred Stock Outstanding [Line Items]
Total preferred stock outstanding	4,500,000
Series A Preferred Stock [Member] | Exchange of Anzu Class B Common Stock for Series A Preferred Stock [Member]
Common Stock and Series A Preferred Stock Outstanding [Line Items]
Total preferred stock outstanding	2,500,000
Series A Preferred Stock [Member] | Issuance of Series A Preferred Stock in connection with the PIPE Transaction [Member]
Common Stock and Series A Preferred Stock Outstanding [Line Items]
Total preferred stock outstanding	1,000,000
Series A Preferred Stock [Member] | Issuance of Series A Preferred Stock in connection with the conversion of the Envoy Bridge Note [Member]
Common Stock and Series A Preferred Stock Outstanding [Line Items]
Total preferred stock outstanding	1,000,000

[1]	1,000,000 shares of the Common Stock were unvested and subject to restrictions and forfeitures per the Sponsor Support Agreement and therefore excluded from the total shares of Common Stock outstanding immediately after the Closing. These shares would have vested upon the FDA approval of Acclaim CI or upon a change of control of the Company. On December 20, 2024, the Company and the Sponsor entered into an agreement to remove the vesting restriction (see Notes 10 and 11) and these shares are now considered outstanding as of that date.